Federated Hermes International Growth Fund
(formerly, Federated International Growth Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.2%
		Argentina—3.6%
497	[1]	Globant SA	$88,257
116	[1]	Mercadolibre, Inc.	135,557
		TOTAL	223,814
		Australia—3.6%
1,259	[1]	Afterpay Ltd.	84,208
2,636		Appen Ltd.	66,843
7,534		Northern Star Resources Ltd.	75,702
		TOTAL	226,753
		Brazil—2.1%
5,003		Notre Dame Intermedica Participacoes S.A.	67,668
1,333	[1]	XP Inc.	65,837
		TOTAL	133,505
		Canada—4.3%
1,577		Agnico Eagle Mines Ltd.	130,102
2,327	[1]	Equinox Gold Corp.	30,577
295	[1]	Lululemon Athletica Inc.	110,823
		TOTAL	271,502
		China—10.6%
862	[1]	Alibaba Group Holding Ltd., ADR	247,420
418	[1]	Pinduoduo, Inc., ADR	37,177
8,712		Ping An Insurance (Group) Co. of China Ltd.	92,313
3,081		Tencent Holdings Ltd.	209,962
3,075	[1]	WuXi PharmaTech Cayman, Inc.	79,581
		TOTAL	666,453
		Denmark—1.3%
1,112		GN Store Nord AS	80,456
		Egypt—1.1%
12,645		Commercial International Bank Egypt	53,902
39,940		Juhayna Food Industries	17,664
		TOTAL	71,566
		Finland—1.3%
1,492		Neste Oyj	79,682
		France—5.7%
230		Dassault Systemes SA	43,301
70	[1]	Eurofins Scientific SE	56,111
121		LVMH Moet Hennessy Louis Vuitton SA	56,805
2,971	[1]	Solutions 30 SE	51,032
244		Teleperformance	75,197
839	[1]	Worldline SA	77,290
		TOTAL	359,736
		Germany—5.8%
1,320	[1]	Evotec SE	35,222
31		Rational AG	19,750
690		SAP SE, ADR	114,133
87	[1]	Shop Apotheke Europe NV	16,499

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
354		Stratec Biomedical Systems AG	$43,423
819	[1]	TeamViewer AG	44,393
356		VIB Vermoegen AG	11,765
877	[1]	Zalando SE	76,629
		TOTAL	361,814
		Hong Kong—1.2%
7,611		AIA Group Ltd.	77,435
		India—1.4%
948	[1]	HDFC Bank Ltd., ADR	47,021
75		Reliance Industries Ltd.	1,212
1,328		Reliance Industries Ltd.	37,436
		TOTAL	85,669
		Ireland—2.1%
313	[1]	ICON PLC	58,346
843	[1]	Kingspan Group PLC	72,359
		TOTAL	130,705
		Israel—2.0%
430	[1]	Cyber-Ark Software Ltd.	47,515
338	[1]	Solaredge Technologies, Inc.	74,749
		TOTAL	122,264
		Italy—1.2%
7,195		Davide Campari-Milano SpA	73,973
		Japan—14.5%
1,904		Asahi Intecc Co. Ltd.	56,400
1,024		Daiichi Sankyo Co. Ltd.	91,375
707		Hoya Corp.	69,436
210		Keyence Corp.	86,446
1,065		Lasertec Corp.	80,143
1,304		M3, Inc.	75,375
1,287		Murata Manufacturing Co. Ltd.	76,131
1,086		Nidec Corp.	90,707
1,580		Nihon M&A Center, Inc.	78,533
140		Nintendo Co. Ltd.	74,887
2,359		Olympus Corp.	46,648
159		SMC Corp.	86,830
		TOTAL	912,911
		Kenya—0.7%
166,115		Safaricom Ltd.	45,903
		Netherlands—3.8%
923	[1]	Alfen Beheer B.V.	66,950
324		ASML Holding N.V., ADR	121,234
1,108		CSM NV	51,284
		TOTAL	239,468
		Norway—1.6%
9,942	[1]	NEL ASA	24,195
1,571	[1]	Tomra Systems ASA	76,117
		TOTAL	100,312
		Poland—1.2%
1,270	[1]	Dino Polska Spolka	76,879

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Qatar—0.4%
4,447		Qatar National Bank	$21,991
		Russia—1.1%
970	[1]	Yandex NV	66,183
		Singapore—3.2%
870	[1]	Sea Ltd., ADR	132,945
27,514		Singapore Technologies Engineering Ltd.	68,538
		TOTAL	201,483
		South Korea—5.4%
513		Kakao Corp.	174,951
439		Samsung SDI Co. Ltd.	166,816
		TOTAL	341,767
		Spain—1.1%
2,477		Grifols SA	67,177
		Sweden—5.1%
4,625	[1]	Medicover AB	60,061
1,539		MIPS AB	61,649
232	[1]	Spotify Technology SA	65,461
734		Swedish Match AB	55,696
2,857	[1]	Vitrolife AB	76,771
		TOTAL	319,638
		Switzerland—6.0%
22		Barry Callebaut AG	48,660
1,105		Nestle S.A.	132,779
246		Roche Holding AG	85,972
268		Sika AG	64,191
259		TEMENOS Group AG	41,753
		TOTAL	373,355
		Taiwan—2.1%
4,390		MediaTek, Inc.	83,097
5,234		Win Semiconductors Corp.	50,810
		TOTAL	133,907
		United Arab Emirates—0.0%
1,765	[1,2]	NMC Health PLC	0
		United Kingdom—4.8%
1,853		Ashtead Group PLC	64,526
2,268		AstraZeneca PLC, ADR	127,008
5,612		Burford Capital Ltd.	42,476
668	[1]	Endava PLC, ADR	36,399
1,760		Hilton Food Group PLC	27,856
		TOTAL	298,265
		Vietnam—0.9%
16,820	[1]	Vinhomes Joint Stock Company	56,786
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,616,726)	6,221,352

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—2.4%
152,559	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[3] (IDENTIFIED COST $152,643)	$152,635
	TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $3,769,369)	6,373,987
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[4]	(98,386)
	TOTAL NET ASSETS—100%	$6,275,601
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Market Value 5/31/20	$198,275
Purchases at Cost	313,668
Proceeds from Sales	(359,292)
Change in Unrealized Depreciation	$(98)
Net Realized Gain	$82
Market Value 8/31/20	$152,635
Shares 8/31/20	152,559
Dividend Income	$51
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$1,804,412	$4,416,940	$0	$6,221,352
Investment Company	152,635	—	—	152,635
TOTAL SECURITIES	$1,957,047	$4,416,940	$0	$6,373,987

The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt